Investments in Companies Accounted for at Equity (Details) - Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the Following Table Summarizes the Changes in the Carrying Amount of the Company’s Investment in TSG [Abstract]
Beginning balance	$ 27,633	$ 27,165	$ 26,016
Company’s share of profit		340	1,318
Company’s share of other comprehensive income	(3,053)	128	(169)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3,094)
Ending balance	19,459	$ 27,633	$ 27,165
Company’s share of profit	$ (2,027)